Principal Accounting Policies	12 Months Ended
Dec. 31, 2020
Principal Accounting Policies
Principal Accounting Policies

2. Principal Accounting Policies

(a) Basis of Presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Liquidity

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. The Group incurred net losses of approximately RMB199,371, RMB729,382 and RMB1,343,630 for the years ended December 31, 2018, 2019 and 2020, respectively. Net cash used in operating activities was approximately RMB120,461 and RMB1,313,115 for the years ended December 31, 2019 and 2020 respectively, and net cash provided by operating activities was RMB268,089 for the year ended December 31, 2018. The significant operating cash outflows for the year ended December 31, 2020 included those relating to refunds made to travellers as a result of their cancellation of travel orders as a result of the outbreak of COVID-19 pandemic in early 2020. As of December 31, 2020, the Group's accumulated deficit was RMB7,713,355 and the Group had cash and cash equivalents and short-term investments of RMB1,567,208. The COVID-19 pandemic has negatively impacted the Group’s business operations for the year ended December 31, 2020, and will continue to impact the Group’s results of operations and cash flows for subsequent periods. Such conditions and events casted substantial doubt on the Group’s ability to continue as a going concern. In response to the COVID-19 pandemic, in 2020, the Group has already taken actions to improve its liquidity, including scaling down its business operations by reducing capital expenditures and operational expenses that are discretionary in nature and obtaining funding from the maturity of certain short-term and long-term investments. Management plans to maintain the Group’s operation scale while sales of domestic travel products recovers gradually, and will continue to manage the Group’s capital expenditures, operational expenses and investments based on the Group’s working capital needs. Based on management’s liquidity assessment, which has considered the Group’s operations at the current business scale, the latest development of COVID-19 and its continuous impact on the Group’s business operations, the available funding from maturity of the Group’s short-term and long-term investments, and the available cash and cash equivalents, the Group will be able to meet its working capital requirements and capital expenditures in the ordinary course of business for the next twelve months from the issuance of these consolidated financial statements. As a result, management concluded that the substantial doubt on the Group’s ability to continue as a going concern has been alleviated. Accordingly, the consolidated financial statements have been prepared on going concern basis.

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the Affiliated Entities for which the Company is the primary beneficiary. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has controlling interest and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiary has controlling interests in a VIE, the Company considers whether the company or its subsidiary has the power to direct activities that most significantly impact the VIE’s economic performance, and the right to receive benefits from the VIE or the obligation right to absorb losses of the VIE that could be potentially significant to the VIE.

All significant transactions and balances among the Company, its subsidiaries and the Affiliated Entities have been eliminated upon consolidation.

2. Principal Accounting Policies – continued

(b) Principles of Consolidation – continued

To comply with PRC laws and regulations that restrict foreign equity ownership of companies that operate internet content, travel agency and air-ticketing services, the Company operates its website and engaged in such restricted services through Nanjing Tuniu and its subsidiaries. Nanjing Tuniu’s equity interests are held by Dunde Yu, the Company’s Chief Executive Officer, Haifeng Yan, the Company’s director, and several other PRC citizens. On September 17, 2008, Beijing Tuniu, one of the Company’s wholly owned subsidiaries, entered into a series of agreements with Nanjing Tuniu and its shareholders. Pursuant to these agreements, Beijing Tuniu has the ability to direct substantially all the activities of Nanjing Tuniu, and absorb substantially all of the risks and rewards of the Affiliated Entities. As a result, Beijing Tuniu is the primary beneficiary of Nanjing Tuniu, and has consolidated the Affiliated Entities.

Contractual arrangements

On September 17, 2008, Beijing Tuniu entered into a series of contractual agreements with Nanjing Tuniu and its shareholders. The following is a summary of the agreements which allow the Company to exercise effective control over Nanjing Tuniu:

(1) Purchase Option Agreement.

Under the purchase option agreement entered between Beijing Tuniu and the shareholders of Nanjing Tuniu on September 17, 2008, Beijing Tuniu has the irrevocable exclusive right to purchase, or have its designated person or persons to purchase all or part of the shareholders’ equity interests in Nanjing Tuniu at RMB1,800 which was increased to RMB2,430 in March 2014. The option term remains valid for a period of 10 years and can be extended indefinitely at Beijing Tuniu’s discretion. The purchase consideration was paid by Beijing Tuniu to the shareholders of Nanjing Tuniu shortly after the purchase option agreement was entered. On January 24, 2014, the Company amended and restated the purchase option agreement, and the effective term of the purchase option agreement has been changed to until all equity interests held in Nanjing Tuniu are transferred or assigned to Beijing Tuniu or its designated person or persons.

(2) Equity Interest Pledge Agreements.

Under the equity interest pledge agreements entered between Beijing Tuniu and the shareholders of Nanjing Tuniu on September 17, 2008, the shareholders pledged all of their equity interests in Nanjing Tuniu to guarantee their performance of their obligations under the purchase option agreement and the shareholders’ voting rights agreement. If the shareholders of Nanjing Tuniu breach their contractual obligations under the purchase option agreement, Beijing Tuniu, as the pledgee, will have the right to either conclude an agreement with the pledger to obtain the pledged equity or seek payments from the proceeds of the auction or sell-off of the pledged equity to any person pursuant to the PRC law. The shareholders of Nanjing Tuniu agreed that they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. During the equity pledge period, Beijing Tuniu is entitled to all dividends and other distributions made by Nanjing Tuniu. The equity interest pledge agreement remains effective until the shareholders of Nanjing Tuniu discharge all their obligations under the purchase option agreement, or Beijing Tuniu enforces the equity interest pledge, whichever is earlier.

2. Principal Accounting Policies – continued

(b) Principles of Consolidation – continued

(3) Shareholders’ Voting Rights Agreement.

Under the shareholders’ voting rights agreement entered between Beijing Tuniu and the shareholders of Nanjing Tuniu on September 17, 2008, each of the shareholders of Nanjing Tuniu appointed Beijing Tuniu’s designated person as their attorney-in-fact to exercise all of their voting and related rights with respect to their equity interests in Nanjing Tuniu, including attending shareholders’ meetings, voting on all matters of Nanjing Tuniu, nominating and appointing directors, convene extraordinary shareholders’ meetings, and other voting rights pursuant to the then effective articles of association. The shareholders’ voting rights agreement will remain in force for an unlimited term, unless all the parties to the agreement mutually agree to terminate the agreement in writing or cease to be shareholders of Nanjing Tuniu.

(4) Irrevocable Powers of Attorney.

Under the powers of attorney issued by the shareholders of Nanjing Tuniu on September 17, 2008, the shareholders of Nanjing Tuniu each irrevocably appointed Mr. Tao Jiang, a person designated by Beijing Tuniu, as the attorney-in-fact to exercise all of their voting and related rights with respect to their equity interests in Nanjing Tuniu. Each power of attorney will remain in force until the shareholders’ voting rights agreement expires or is terminated. On January 24, 2014, the shareholders of Nanjing Tuniu issued powers of attorney to irrevocably appoint Beijing Tuniu as the attorney-in-fact to exercise all of their voting and related rights with respect to their equity interests in Nanjing Tuniu. These powers of attorney replaced the powers of attorney previously granted to Mr. Tao Jiang on September 17, 2008.

(5) Cooperation Agreement.

Under the cooperation agreement entered between Beijing Tuniu and Nanjing Tuniu, Beijing Tuniu has the exclusive right to provide Nanjing Tuniu technology consulting and services related to Nanjing Tuniu’s operations, which require certain licenses. Beijing Tuniu owns the exclusive intellectual property rights created as a result of the performance of this agreement. Nanjing Tuniu agrees to pay Beijing Tuniu a quarterly service fee for services performed, and the quarterly service fee shall not be lower than 100% of profits of Nanjing Tuniu and its subsidiaries, and that Beijing Tuniu can adjust the service fee at its own discretion. This agreement remains effective for an unlimited term, unless the parties mutually agree to terminate the agreement, one of the parties is declared bankrupt or Beijing Tuniu is not able to provide consulting and services as agreed for more than three consecutive years because of force majeure. On January 24, 2014, the Company amended and restated the Cooperation Agreement. In the amended and restated agreement, the service fee has been changed to a quarterly payment which equals the profits of each of Nanjing Tuniu and its subsidiaries, and that Beijing Tuniu can adjust the service fee at its own discretion. Also in the amended and restated Cooperation Agreement, Beijing Tuniu has the unilateral right to terminate the agreement.

Subsequently in February 2021, the Group restructued the ownership structure of Nanjing Tuniu, accordingly the shareholders of Nanjing Tuniu other than Dunde Yu transferred all of their equity interest in Nanjing Tuniu to Dunde Yu and Anqiang Chen, the Group’s financial controller. After the transaction, Dunde Yu and Anqiang Chen hold 80.89% and 19.11% equity interests in Nanjing Tuniu, respectively. On February 19, 2021, Beijing Tuniu, Nanjing Tuniu and the then existing shareholders of Nanjing Tuniu, entered into a termination agreement to terminate the existing contractual arrangements and, on the same day, Beijing Tuniu, Nanjing Tuniu and the new shareholders of Nanjing Tuniu, namely Dunde Yu and Anqiang Chen, entered into new contractual arrangements which are substantially similar to the contractual arrangements the Group has historically adopted.

2. Principal Accounting Policies – continued

(b) Principles of Consolidation – continued

In the years ended December 31, 2018, 2019 and 2020, the Company and its subsidiaries received service fees of RMB197,853, RMB30,420 and RMB12,813, respectively, from its consolidated Affiliated Entities, which were eliminated in the consolidated financial statements.

Risks in relation to the VIE structure

The Group believes that each of the agreements and the powers of attorney under the contractual arrangements among Beijing Tuniu, Nanjing Tuniu and its shareholders is valid, binding and enforceable, and does not and will not result in any violation of PRC laws or regulations currently in effect. The legal opinion of Fangda Partners, the Company’s PRC legal counsel, also supports this conclusion. The shareholders of Nanjing Tuniu are also shareholders, nominees of shareholders, or designated representatives of shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of Nanjing Tuniu were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

The Company’s ability to control Nanjing Tuniu also depends on the power of attorney Beijing Tuniu has to vote on all matters requiring shareholder approval in Nanjing Tuniu. As noted above, the Company believes this power of attorney is legally enforceable but it may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

●	levying fines or confiscate the Group’s income;

●	revoke the Group’s business or operating licenses;

●	require the Group to discontinue, restrict or restructure its operations;

●	shut down the Group’s servers or block the Group’s websites and mobile platform;

●	restrict or prohibit the use of the Group’s financing proceeds to finance its business and operations in China; or

●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business

2. Principal Accounting Policies – continued

(b) Principles of Consolidation – continued

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, the imposition of any of these penalties may cause the Group to lose the right to direct the activities of Nanjing Tuniu (through its equity interest in its subsidiaries) or the right to receive economic benefits from the Affiliated Entities. Therefore, a risk exists in that the Group would no longer be able to consolidate Nanjing Tuniu and its subsidiaries. In March 2019, the PRC National People’s Congress promulgated the Foreign Investment Law, or the PRC Foreign Investment Law, which became effective on January 1, 2020 and replaced the major existing laws and regulations governing foreign investment in the PRC. The 2019 Foreign Investment Law does not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remains unclear under the Foreign Investment Law. As the PRC Foreign Investment Law is newly adopted and relevant government authorities may promulgate more laws, regulations or rules on the interpretation and implementation of the PRC Foreign Investment Law, the possibility can’t be ruled out that the VIE structure adopted by the Group may be deemed as a method of foreign investment by, any of such future laws, regulations and rules, which cause significant uncertainties as to whether the Group’s VIE structures would be treated as a method of foreign investment. If the Group’s VIE structure would be deemed as a method of foreign investment under any of such future laws, regulations and rules, and any of the Group’s businesses operation would fall in the “negative list” for foreign investment that is subject to any foreign investment restrictions or prohibitions, the Group would be required to take further actions to comply with such laws, regulations and rules, which may materially and adversely affect the Group’s current corporate structure, corporate governance, business, financial conditions and results of operations.

2. Principal Accounting Policies – continued

(b) Principles of Consolidation – continued

Summary financial information of the Affiliated Entities in the consolidated financial statements

As of December 31, 2020, the aggregate accumulated deficit of the Affiliated Entities was RMB4,617 million prior to the elimination of transactions between the Affiliated Entities and the Company or the Company’s subsidiaries.

The following assets, liabilities, revenues and loss of the Affiliated Entities were included in the consolidated financial statements as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB	US$(Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	126,096	115,737	17,737
Restricted cash	318,826	49,068	7,520
Short-term investments	831,256	685,773	105,099
Accounts receivable, net	284,469	153,844	23,578
Intercompany receivables	870,818	504,780	77,361
Prepayments and other current assets	534,144	238,020	36,478
Total current assets	2,965,609	1,747,222	267,773

Non-current assets
Long-term investments	1,009,049	232,068	35,566
Property and equipment, net	129,469	46,346	7,103
Intangible assets, net	91,953	61,682	9,453
Operating lease right-of-use assets, net	68,193	37,182	5,698
Goodwill	185,004	185,004	28,353
Other non-current assets	82,422	83,328	12,771
Total non-current assets	1,566,090	645,610	98,944
Total assets	4,531,699	2,392,832	366,717

LIABILITIES
Current liabilities
Short-term borrowings	184,000	251,685	38,572
Accounts and notes payable	1,149,051	604,766	92,684
Intercompany payable	5,241,312	5,293,093	811,202
Salary and welfare payable	81,144	38,397	5,885
Taxes payable	6,519	3,384	519
Advances from customers	1,104,505	192,965	29,573
Operating lease liabilities, current	30,779	9,527	1,460
Accrued expenses and other current liabilities	794,633	632,528	96,939
Total current liabilities	8,591,943	7,026,345	1,076,834
Non-current liabilities
Operating lease liabilities, non-current	42,155	30,108	4,614
Deferred tax liabilities	20,112	12,019	1,842
Total non-current liabilities	62,267	42,127	6,456
Total liabilities	8,654,210	7,068,472	1,083,290

2. Principal Accounting Policies – continued

(b) Principles of Consolidation – continued

	For the Years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(d))
Net revenues	1,524,924	1,181,747	485,702	74,437
Net loss	(29,031)	(334,832)	(509,406)	(78,070)
Net cash provided by/(used in) operating activities	31,282	(505,492)	(849,609)	(130,208)
Net cash (used in)/provided by investing activities	(465,029)	(246,340)	901,947	138,229
Net cash provided by/(used in) financing activities	569,565	680,822	(332,455)	(50,951)

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the Affiliated Entities. As the Company is conducting its business mainly through the Affiliated Entities, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Under the contractual arrangements with Nanjing Tuniu and through its equity interest in its subsidiaries, the Group has the power to direct the activities of the Affiliated Entities and direct the transfer of assets out of the Affiliated Entities. As the consolidated Affiliated Entities are each incorporated as a limited liability company under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all of the liabilities of the consolidated Affiliated Entities.

(c) Use of Estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ materially from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include fair value of short-term and long-term investments, current expected credit losses for financial assets measured at amortized cost, estimated useful lives of property and equipment and intangible assets, impairment for goodwill and non-financial assets, the purchase price allocation and fair value of contingent considerations with respect to business combinations, fair value of share-based payment arrangements, subsequent measurement of equity investments using measurement alternative, valuation allowance for deferred tax assets and the determination of uncertain tax positions.

(d) Functional Currency and Foreign Currency Translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is RMB as determined based on ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of comprehensive loss as foreign exchange gains / losses.

2. Principal Accounting Policies – continued

(d) Functional Currency and Foreign Currency Translation – continued

When preparing the consolidated financial statements presented in RMB, assets and liabilities of the Company and its subsidiaries incorporated outside of PRC are translated into RMB at fiscal year-end exchange rates, and equity accounts are translated into RMB at historical exchange rates. Income and expense items are translated at average exchange rates prevailing during the respective fiscal years. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of accumulated other comprehensive income or loss in the consolidated statement of changes in shareholders’ equity.

The unaudited United States dollar amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00 = RMB6.5250 on December 31, 2020, as set forth in H.10 statistical release of the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020, or at any other rate.

(e) Fair Value Measurement

The Group defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2

applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, accounts payable, amounts due from and due to related parties, long-term investments in financial products, borrowings, operating lease liabilities, contingent consideration for acquisitions and certain accrued liabilities and other current liabilities. The carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments except for certain investments which are carried at fair value at each balance sheet date. Certain short-term and long-term investments in financial products and securities classified within Level 2 are valued using directly or indirectly observable inputs in the market place. Certain investments in financial products classified within Level 3 are valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.

2. Principal Accounting Policies – continued

(e) Fair Value Measurement – continued

The Group’s assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement Using Significant Other
	Observable Inputs (Level 2)
	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Short-term investments	1,113,536	1,223,547	187,517
Long-term investments	282,995	6,819	1,045

	Fair Value Measurement Using
	Unobservable Inputs (Level 3)
	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Short-term investments	114,043	—	—
Long-term investments	711,927	71,506	10,959
Contingent consideration for acquisitions - short term	19,273	7,696	1,179
Contingent consideration for acquisitions - long term	10,947	3,054	468

The roll forward of major Level 3 investments are as following:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Fair value of Level 3 investment at the beginning of the year	1,100,080	825,970	126,585
Addition	494,100	—	—
Decrease	(795,587)	(754,013)	(115,557)
Change in fair value of the investments	27,377	(451)	(69)
Fair value of Level 3 investment at the end of the year	825,970	71,506	10,959

The Company determined the fair value of its investments by using income approach with significant unobservable inputs of future cash flows and discount rates ranging from 2.0% to 10.0%.

The roll forward of contingent consideration for acquisitions is as below:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	36,456	30,220	4,631
Addition	7,341	—	—
Net change in fair value	344	(5,451)	(835)
Payment	(13,921)	(14,019)	(2,149)
Balance at the end of the year	30,220	10,750	1,647

Contingent consideration is valued using an expected cash flow method with unobservable inputs including the probability to achieve the operating and financial targets, which is assessed by the Group, in connection with the contingent consideration arrangements.

2. Principal Accounting Policies – continued

(f) Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks and third party payment processors, which are unrestricted as to withdrawal or use.

(g) Restricted Cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Group’s restricted cash mainly represents (i) cash deposits required by tourism administration departments as a pledge to secure travellers’ rights and interests, (ii) cash deposits required by China Insurance Regulatory Commission for engaging in insurance agency or brokering activities. (iii) the deposits held in designated bank accounts for issuance of bank acceptance notes and letter of guarantee, and required by the Group’s business partners.

Cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows are presented separately on consolidated balance sheet as follows:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(d))
Cash and cash equivalents	560,356	295,463	213,538	32,726
Restricted cash	270,670	327,052	50,566	7,750
Total	831,026	622,515	264,104	40,476

(h) Short-term Investments

Short-term investments are comprised of (i) held-to-maturity investments such as time deposits, which are due between three months and one year and stated at amortized cost; and (ii) equity securities and investments in financial products issued by banks or other financial institutions, which contain a fixed or variable interest rate and with original maturities between three months and one year. Such investments are generally not permitted to be redeemed early or are subject to penalties for redemption prior to maturity. These investments are stated at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive loss. There was no other-than-temporary impairment of short-term investments measured at amortized cost for the years ended December 31, 2018, 2019 and 2020.

(i) Current expected credit losses

In 2016, the FASB issued ASU No. 2016-13, "Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments" ("ASC Topic 326"), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. On January 1, 2020, the Group adopted this ASC Topic 326 and several associated ASUs on the measurement of credit losses, which requires the Group to estimate lifetime expected credit losses upon recognition of the financial assets. The Group adopted the accounting standards update using a modified retrospective approach. Upon adoption of the new standard on January 1, 2020, the Group recorded a net decrease to its retained earnings of RMB19,425.

2. Principal Accounting Policies – continued

(i) Current expected credit losses – continued

The Group’s accounts receivable, held-to-maturity investments, prepayments and other current assets, amounts due from related parties and long-term amounts due from related parties are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of its customers and the related receivables and prepayments, which include nature, size and types of the services the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, expected imapct of COVID-19 and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances.

(j) Accounts Receivable, net

The Group’s accounts receivable mainly consist of amounts due from the customers, travel agents, insurance companies and travel boards or bureaus, which are carried at the original invoice amount less provision for current expected credit losses. The Group recognized allowance for doubtful accounts of RMB3,299, RMB28,443 and RMB55,910 for the years ended December 31, 2018, 2019 and 2020, respectively.

The following table summarized the details of the Group’s allowance for credit losses related to accounts receivables:

	For the Years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	16,905	20,204	48,647	7,455
Cumulative effect of adoption of new accounting standard	—	—	1,833	281
Provision for doubtful accounts	4,200	30,023	56,747	8,697
Reversal	(901)	(1,580)	(837)	(128)
Write-offs	—	—	(14,968)	(2,294)
Balance at the end of year	20,204	48,647	91,422	14,011

(k) Long-term investments

Long-term investments include equity investments, held-to-maturity investments and other long-term investments.

Equity investments

The Group accounts for the investments in entities with significant influence under equity-method accounting. Under this method, the Group’s pro rata share of income (loss) from an investment is recognized in the consolidated statements of comprehensive loss. Dividends received reduce the carrying amount of the investment. Equity-method investment is reviewed for impairment by assessing if the decline in fair value of the investment below the carrying value is other-than-temporary. In making this determination, factors are evaluated in determining whether a loss in value should be recognized. These include consideration of the intent and ability of the Group to hold investment and the ability of the investee to sustain an earnings capacity, justifying the carrying amount of the investment. Impairment losses are recognized when a decline in value is deemed to be other-than-temporary.

2. Principal Accounting Policies – continued

(k) Long-term investments – continued

The Group adopted the ASU 2016-01, “Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities”, effective from January 1, 2018. The Group elects a measurement alternative for equity investments that do not have readily determinable fair values and where the Group does not have the ability to exercise significant influence over operating and financial policies of the entity. Under the measurement alternative, the Group measures these investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. An impairment loss is recognized in the consolidated statements of comprehensive loss equal to the excess of the investment’s cost over its fair value when the impairment is deemed other-than-temporary.

Held-to-maturity investments

The investments that the Group intends and is able to hold to maturity are classified as held-to-maturity investments and are stated at amortized cost, and interest income is recorded in the consolidated statements of comprehensive income. The Group monitors these investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

Other long-term investments

Other long-term investments include financial products with maturities over one year, which are carried at their fair value at each balance sheet date and changes in fair value are reflected in the consolidated statements of operations and comprehensive income.

Refer to Note 7 for details.

(l) Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. Property and equipment are depreciated over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful life
Computers and equipment	3 - 5 years
Buildings	16 - 20 years
Furniture and fixtures	3 - 5 years
Vehicles	3 - 5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life of the asset ranging from 1 – 9 years

Construction in progress represents leasehold improvements and office buildings under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and buildings and depreciation commences when the asset is ready for its intended use.

Gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.

2. Principal Accounting Policies – continued

(m) Land use right, net

Land use right represents the payments for usage of land for office buildings, which is recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over their respective lease period which is 49.

(n) Capitalized Software Development Cost

The Group has capitalized certain direct development costs associated with internal-used software in accordance with ASC 350-40, “Internal-use software”, which requires the capitalization of costs relating to certain activities of developing internal-use software that occur during the application development stage. Costs capitalized mainly include payroll and payroll-related costs for employees who devoted time to the internal-use software projects during the application development stage. Capitalized internal-use software costs are stated at cost less accumulated amortization and the amount is included in “property and equipment, net” on the consolidated balance sheets, with an estimated useful life of five years. Software development cost capitalized amounted to RMB75,443, RMB56,927 and RMB756 for the years ended December 31, 2018, 2019 and 2020, respectively. The amortization expense for capitalized software costs amounted to RMB14,699, RMB36,983 and RMB90,684 for the years ended December 31, 2018, 2019 and 2020, respectively. The unamortized amount of capitalized internal use software development costs was RMB21,700 as of December 31, 2020.

(o) Business combination

U.S. GAAP requires that all business combinations not involving entities or businesses under common control be accounted for under the purchase method. The Group has adopted ASC 805 “Business Combinations”, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred and equity instruments issued. The transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of the (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to forecast the future cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. Although management believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material. The Group recognized adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined.

A noncontrolling interest is recognized to reflect the portion of a subsidiary’s equity which is not attributable, directly or indirectly, to the Group. Consolidated net loss on the consolidated statements of comprehensive loss includes the net loss attributable to noncontrolling interests when applicable. The cumulative results of operations attributable to noncontrolling interests are also recorded as noncontrolling interests in the Group’s consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows when applicable.

Subsequent to the initial measurement of acquisition, adjustments to the amount of contingent consideration are recognized as a gain or loss during the period of adjustments, and are reflected in other operating income.

2. Principal Accounting Policies – continued

(p) Intangible Assets

Intangible assets purchased are recognized and measured at cost upon acquisition and intangible assets arising from acquisitions of subsidiaries are recognized and measured at fair value upon acquisition. The Company’s purchased intangible assets include computer software, which are amortized on a straight-line basis over their estimated useful lives 1 to 5 years. Separable intangible assets arising from acquisitions consist of trade names, customer relationship, software, technology, non-compete agreements, travel licenses, insurance agency license and business cooperation agreement with JD.com Inc., which are amortized on a straight-line basis over their estimated useful lives of 1 to 20 years. The estimated life of intangible assets subject to amortization is reassessed if circumstances occur that indicate the life has changed. The Group provided impairment for certain intangible assets of nil, RMB32,014 and RMB31,876 for the years ended December 31, 2018, 2019 and 2020, respectively. Refer to Note 9 for details.

(q) Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable assets and liabilities acquired in business combinations. Goodwill is not amortized, but tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

The Group adopted ASU No. 2017-04, “Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” (“ASU 2017-04”), which removes the requirement to compare the implied fair value of goodwill with its carrying amount as part of step 2 of the goodwill impairment test. The Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill, so as to perform the quantitative goodwill impairment test. If determined to be necessary, the quantitative impairment test is used to identify goodwill impairment by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

There is only one reporting unit in the Group as Chief Operating Decision Maker (“CODM”) only reviews the operating results on the consolidation level, and business substance and economic characteristics of entities and components within the Group are similar. Therefore, the goodwill assessment was performed for the Group on consolidated level as one reporting unit.

As of December 31, 2020, management performed an annual impairment assessment and believed it was more likely than not an impairment was indicated based on qualitative assessment including the volatility of our share price during the year and negative financial trend impacted by the outbreak of COVID-19. Quantitative goodwill impairment test were performed and discounted cash flow analysis was used to estimate the fair value of the reporting unit with certain key assumptions including revenue growth rate, gross margin, operating expenses and discount rate. Based on the result of the impairment test, the fair value of the reporting unit was higher than its carrying value as at December 31, 2020. Therefore, no impairment loss was recognized for the year ended December 31, 2020.

No impairment loss was recognized for the year ended December 31, 2019 based on management’s goodwill impairment test.

2. Principal Accounting Policies – continued

(r) Impairment of non-financial assets

The Group evaluates its non-financial assets including property and equipment, intangible assets, land use rights and operating lease rights-of-use assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The asset group is the unit of account for a non-financial asset or assets to be held and used, which represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. When these events occur, the Group measures impairment by comparing the carrying amount of the asset group to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.

As at December 31, 2020, the continuous loss making situation, net operating cash outflow and the uncertainty as to the future impact of COVID-19 pandemic indicated that the book value of the Group’s non-financial assets are subject to potential impairment risk. All of the Group’s non-financial assets are considered one asset group which represents the lowest level to independently generate identifiable cash flows. The Group performed an impairment test of non-financial assets using the key assumptions including revenue growth rate, gross margin and operating expenses. Based on management’s assessment, no additional impairment of non-financial assets was recognized during the years ended December 31, 2018, 2019 and 2020, except for provision for certain intangible assets (Note 2(p) and Note 9).

(s) Advances from Customers

Advances from customers represent the amounts travellers pay in advance to purchase packaged tours or other travelling products. Among the cash proceeds from travellers, the amounts payable to tour operators are recorded as accounts payable and the remaining are recognized as revenues when revenue recognition criteria are met.

(t) Revenue Recognition

The Group’s revenue is primarily derived from sales of packaged tours and other service fees.

According to ASC 606, "Revenue from Contracts with Customers" revenue is recognized when control of the promised services is transferred to our customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services. The Group early adopted this new revenue standard effective from January 1, 2017 by applying the full retrospective method. There are no significant estimates in the Group’s revenue arrangements.

Packaged tours: Packaged tours include organized tours which offer pre-arranged itineraries, transportations, accommodations, entertainments, meals and tour guide services; and self-guided tours which consist of combinations of air tickets and hotel bookings and other optional add-ons, such as airport pick-ups that the travellers choose at their discretion.

Under the organized tour arrangements with the tour operators, the Group’s role is an agent that provides tour booking services to the tour operators and travellers. The tour operators are primarily responsible for all aspects of providing services relating to the tour and responsible for the resolution of customer disputes and any associated costs. Revenues from organized tours (except for those under which the Group takes substantive inventory risks and the self-operated local tour operator business in which the Group acts as a principal, as discussed below) are generally reported on net basis, representing the difference between what the Group receives from the travellers and the amounts due to the tour operators.

2. Principal Accounting Policies – continued

(t) Revenue Recognition - continued

Revenues from self-guided tours are recognized on a net basis, as the Group has no involvement in determining the service, and provides no additional services to travellers other than the booking services. Suppliers are responsible for all aspects of providing the air transportation and hotel accommodation, and other travel-related services. As such, the Group is an agent for the travel service providers in these transactions and revenues are reported on a net basis.

Under certain circumstances, the Group may enter into contractual commitments with suppliers to reserve tours, and is required to pay a deposit to ensure tour availabilities. Some of these contractual commitments are non-cancellable, and to the extent the reserved tours are not sold to customers, the Group would be liable to pay suppliers a pre-defined or negotiated penalty, thereby assuming inventory risks. For packaged tour arrangements that the Group undertakes inventory risk which is considered to be substantive, revenues are recognized on gross basis. Revenues for such arrangements that the Group undertakes substantive inventory risk were RMB241,181, RMB166,186 and RMB1,599 for the years ended December 31, 2018, 2019 and 2020, which were recorded in revenues from packaged tours.

From 2018, the Group expanded its self-operated local tour operator business in various destinations by directly providing destination-based services to the organized tour customers, starting from their arrival at the destination and all the way until they depart from the destination. As a self-operated local tour operator, the Group integrates the underlying resources such as transportations, accommodations, entertainments, meals and tour guide services from selected suppliers, directs the selected vendors to provide services on the Group’s behalf, and hence sets up the price for the tour.The Group is also primarily responsible for fulfilling the promise of the whole packaged tours service, which is a single performance obligation. Accordingly, the Group is a principal for the self-operated local tour operator business and recognizes revenue on a gross basis in accordance with ASC 606. Revenues from the self-operated tour operator business are recognized over time during the period of the tours when control over the tour services is transferred to the customers. Revenues for the self-operated local tour operator business were RMB509,737, RMB724,239 and RMB122,699 for the years ended December 31, 2018, 2019 and 2020, which were recorded in revenues from packaged tours.

Under the arrangements for the organized tours (except for the self-operated local tour operator business in which the Group acts as a principal, as discussed above) and self-guided tours, for which the Group’s role is an agent, revenues are recognized when the tours depart, as control over the tour booking services is transferred to the customers when the tour booking is completed and successful.

Other revenues: Other revenues primarily comprise revenues generated from (i) service fees received from insurance companies, (ii) commission fees from other travel-related products and services, such as tourist attraction tickets, visa application services, accommodation reservation and transportation ticketing, with revenue recognized of RMB81,879, RMB88,042 and RMB35,284 for the years ended December 31, 2018, 2019 and 2020, respectively, (iii) fees for advertising services that the Group provides primarily to domestic and foreign tourism boards and bureaus, with revenue recognized of RMB66,761, RMB74,859 and RMB26,204 for the years ended December 31, 2018, 2019 and 2020, respectively, (iv) fees for services that the Group provides for accommodation and transportation, and (v) service fees for financial services. The Group provided account receivables factoring service and cash lending service to customers and fees charged in connection with these financial services were recorded as other revenue over the period of the service rendered. The amount of such service revenue for the years ended December 31, 2018, 2019 and 2020 were RMB117,537, RMB97,016 and RMB43,149, respectively.

Revenue is recognized when relevant services are rendered or when the tickets are issued.

2. Principal Accounting Policies – continued

(t) Revenue Recognition - continued

Customer incentives

From time to time, travelers are offered coupons, travel vouchers, membership points, or cash rewards as customer incentives. For customer incentives offered where prior purchase is not required, the Group accounts for them as a reduction of revenue when the coupons and vouchers are utilized to purchase travelling products or as selling and marketing expenses when membership points are redeemed for merchandises. For customer incentives offered from prior purchase, the Group estimates the amount associated with the future obligation to customers, and records as a reduction of revenue when the prior purchase revenue is initially recognized. Unredeemed incentives are recorded in other current liabilities in the consolidated balance sheets. The Group estimates liabilities under the customer loyalty program based on accumulated customer incentives, and the estimate of probability of redemption in accordance with the historical redemption pattern. The actual expenditure may differ from the estimated liability recorded. As of December 31, 2019 and 2020, liabilities recorded related to membership points and cash rewards were RMB9,374 and RMB10,369, respectively.

Value-added tax and surcharges

The Group’s business is subject to value-added tax (“VAT”), and the Group is permitted to offset input VAT (VAT that is paid in the acquisition of goods or services, and which is supported by valid VAT invoices received from vendors) against their VAT liability. VAT on the taxable revenue collected by the Group on behalf of tax authorities in respect of services provided, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities. The Group is also subject to certain government surcharges on VAT payable in the PRC and these surcharges are recorded in cost of revenues.

(u) Cost of Revenues

Cost of revenues mainly consists of salaries and other compensation expenses related to the Group’s tour advisors, customer services representatives, and other personnel related to tour transactions, and other expenses directly attributable to the Group’s principal operations, primarily including payment processing fees, telecommunication expenses, rental expenses, depreciation expenses and other service fee for financial service. For the arrangements where the Group secures availabilities of tours and bears substantive inventory risks and for the self-operated local tour operator business, from which revenues are recognized on a gross basis, cost of revenues also includes the amount paid to tour operators or suppliers.

(v) Advertising Expenses

Advertising expenses, which primarily consist of online marketing expenses and brand marketing expenses through various forms of media, are recorded in sales and marketing expenses as incurred. Advertising expenses were RMB222,073, RMB223,522 and RMB50,662 for the years ended December 31, 2018, 2019 and 2020, respectively.

(w) Research and Product Development Expenses

Research and product development expenses include salaries and other compensation-related expenses for the Group’s research and product development personnel, as well as office rental, depreciation and related expenses and travel-related expenses for the Group’s research and product development team. The Group recognizes software development costs in accordance with ASC 350-40 “Software—internal use software”. The Group expenses all costs that are incurred in connection with the planning and implementation phases of development, and costs that are associated with maintenance of the existing websites or software for internal use. Certain costs associated with developing internal-use software are capitalized when such costs are incurred within the application development stage of software development (Note 2(n)).

2. Principal Accounting Policies – continued

(x) Leases

The Company applied ASC 842, Leases, on January 1, 2019 by using the optional transition method at the adoption date without recasting comparative periods. The Company determines if an arrangement is a lease at inception. Operating leases are primarily for office and operation space and are included in operating lease right-of-use (“ROU”) assets, net, operating lease liabilities, current and operating lease liabilities, non-current on its consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liability when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Company has elected to not recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and cash flows.

(y) Share-based Compensation

The Company applies ASC 718, “Compensation — Stock Compensation” to account for its share-based compensation program including share options and restricted shares. In accordance with the guidance, the Company determines whether a share-based award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values. For options, the fair values are calculated using the binominal option pricing model. Share-based compensation expenses are recorded net of an estimated forfeiture rate over the required service period using the straight-line method. The modifications of the terms or conditions of the shared-based award are treated as an exchange of the original award for a new award. The incremental compensation expense is equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification. For options already vested as of the modification date, the Company immediately recognized the incremental value as compensation expenses. For options still unvested as of the modification date, the incremental compensation expenses are recognized over the remaining service period of these options.

(z) Income Taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the interim condensed consolidated statements of comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

2. Principal Accounting Policies – continued

(z) Income Taxes - continued

Uncertain tax positions

U.S. GAAP prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The guidance also provides for the derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. As of December 31, 2019 and 2020, the Group did not have any significant unrecognized uncertain tax positions or any interest or penalties associated with tax positions.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

(aa) Employee Benefits

Full-time employees of the Group in the PRC are entitled to welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated defined contribution plan. Chinese labor regulations require that the Group makes contributions to the government for these benefits based on certain percentages of employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions. The Group recorded employee benefit expenses of RMB222,304 , RMB217,199 and RMB56,396 for the years ended December 31, 2018, 2019 and 2020, respectively.

(ab) Government Subsidies

Government subsidies are cash subsidies received by the Group’s entities in the PRC from provincial and local government authorities. The government subsidies are granted from time to time at the discretion of the relevant government authorities. These subsidies are granted for general corporate purposes and to support the Group’s ongoing operations in the region. Cash subsidies are recorded in other operating income on the consolidated statements of comprehensive loss when received and when all conditions for their receipt have been satisfied. The Group recognized government subsidies of RMB51,357, RMB24,608 and RMB22,398 for the years ended December 31, 2018, 2019 and 2020, respectively.

2. Principal Accounting Policies – continued

(ac) Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Accretion of the redeemable noncontrolling interests is deducted from the net income (loss) to arrive at net income (loss) attributable to the Company’s ordinary shareholders. Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of unvested restricted shares and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive. Except for voting rights, Class A and Class B shares have all the same rights and therefore the Group has elected not to use the two-class method.

(ad) Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income or loss is reported in the consolidated statements of comprehensive loss. Accumulated other comprehensive income (loss), as presented on the accompanying consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

(ae) Treasury stock

On January 12, 2018, the Company’s board of directors authorized a share repurchase program under which the Company was authorized to repurchase up to US$100 million worth of the Company’s ordinary shares or American depositary shares representing ordinary shares over the next 12 months. On September 30, 2020, the Company’s board of directors authorized a share repurchase program under which the Company may repurchase up to US$10 million worth of the Company’s ordinary shares or American depositary shares representing ordinary shares over the next 12 months. The share repurchase programs permitted the Company to purchase shares from time to time on the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. The repurchased shares were accounted for under the cost method and presented as “treasury stock” in equity on the Group’s consolidated balance sheets. For the year ended December 31, 2020, the Group reissued 625,167 shares to employees upon their exercise of share options or vesting of restricted share units under the Group’s share compensation plans. The Company recognizes the difference between the reissuance price and the average cost the Company paid for repurchase in additional paid-in capital when reissuing the shares.

(af) Segment Reporting

In accordance with ASC 280, Segment Reporting, the Group’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment.

The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, therefore, no geographical segments are presented.

2. Principal Accounting Policies – continued

(ag) Recently Issued Accounting Pronouncements

In December 2019, the FASB issued ASU 2019-12—Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU provides an exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. This update also (1) requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax, (2) requires an entity to evaluate when a step-up in the tax basis of goodwill should be considered part of the business combination in which goodwill was originally recognized for accounting purposes and when it should be considered a separate transaction, and (3) requires that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The standard is effective for the Group for fiscal years beginning after December 15, 2020, with early adoption permitted. The Group does not expect a significant impact on its consolidated financial statements.

In January 2020, the FASB issued Accounting Standards Update No. 2020-01, Investments— Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. The amendments clarified that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The amendments also clarified that for the purpose of applying paragraph 815-10-15-141(a) an entity should not consider whether, upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in Topic 323 or the fair value option in accordance with the financial instruments guidance in Topic 825. An entity also would evaluate the remaining characteristics in paragraph 815-10-15-141 to determine the accounting for those forward contracts and purchased options. The standard is effective for the Group for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The standard is effective for the Group for fiscal years beginning after December 15, 2020, with early adoption permitted. The Group does not expect a significant impact on its consolidated financial statements.